Network, Operation and Support Expenses - Summary of Network, Operation and Support Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of analysis of income and expense [Line Items]
Network operations and support expenses	¥ 55,077	$ 8,011	¥ 54,507	¥ 51,167
Network, operation and support expenses [member]
Disclosure of analysis of income and expense [Line Items]
Repairs and maintenance	11,102		10,531	11,150
Power and water charges	14,481		14,853	13,898
Others	2,067		1,875	1,453
Network, operation and support expenses [member] | Property, plant and equipment [member]
Disclosure of analysis of income and expense [Line Items]
Operating lease and other services charges for network, premises, equipment and facilities	11,445		10,724	9,779
Network, operation and support expenses [member] | China Tower Corporation Limited ("Tower Company") [member]
Disclosure of analysis of income and expense [Line Items]
Operating lease and other service charges	¥ 15,982		¥ 16,524	¥ 14,887